Subsequent Events (Details) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Subsequent Event [Line Items]
Class A ordinary share, par value (in dollars per share)	$ 0.125	$ 0.125
Corporate Reorganization [Member]
Subsequent Event [Line Items]
Share exchange ratio on re-domestication	In connection with the redomestication, each issued and outstanding share of common stock of Rowan Companies, Inc. would be converted into the right to receive one Class A ordinary share
Class A ordinary share, par value (in dollars per share)	$ 0.125